Goehring & Rozencwajg Investment Funds

115 Broadway, 5th Floor

New York, NY 10006

October 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Goehring & Rozencwajg Investment Funds (the “Registrant” or “Fund”)
File Nos. 333-212686, 811-23177

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective September 28, 2023 do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 12 (accession no. 0001398344-23-018569) on September 28, 2023.

Sincerely,

/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President